Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Long-Term Senior Note Issued In Exchange For Corporate Bond Afs Security	$ 275
Carrying Amounts of our Investments in LPs and LLCs, As Recognized In Other Investments on our Consolidated Balance Sheets	3,577	$ 3,445
Surplus notes	0
Maximum exposure to loss related to unconsolidated VIE's	0
Limited Partnerships and Limited Liability Companies [Member]
Variable Interest Entity [Line Items]
Carrying Amounts of our Investments in LPs and LLCs, As Recognized In Other Investments on our Consolidated Balance Sheets	$ 3,000	$ 2,800